Schedule of Useful Life of Equipment (Details)	Dec. 31, 2024
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	5 years